Property, Plant and Equipment - Disclosure of Gold Price, Silver Price, Copper price and Exchange Rates Assumptions (Details)	Jun. 30, 2023 R / $	Jun. 30, 2023 $ / oz	Jun. 30, 2023 R / kg	Jun. 30, 2022 R / $	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / kg	Jun. 30, 2022 $ / lb	Jun. 30, 2022 K / $	Dec. 31, 2021 R / $	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / kg	Jun. 30, 2021 R / $	Jun. 30, 2021 $ / oz	Jun. 30, 2021 R / kg	Jun. 30, 2021 $ / lb	Jun. 30, 2021 K / $
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing Price Of Copper Assumption | $ / lb							3.30								3.00
Exchange rate (R/USD)	17.76			15.21
Average Foreign Exchange Rate assumption PGK/US$ | K / $								3.50								3.50
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,932	1,135,000		1,861	931,000				1,782	880,000		1,805	843,000
Silver price (in USD per oz) | $ / oz					23.85								25.72
Exchange rate (R/USD)	18.28			15.55					15.36			14.54
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,844	1,034,000		1,744	860,000							1,673	772,000
Silver price (in USD per oz) | $ / oz					22.42								23.22
Exchange rate (R/USD)	17.44			15.34								14.36
Due between two to three years5
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,725	950,000		1,664	816,000							1,582	735,000
Silver price (in USD per oz) | $ / oz					21.46								21.70
Exchange rate (R/USD)	17.13			15.26								14.44
Long term year 4 onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,582	825,000		1,546	763,000							1,500	700,000
Silver price (in USD per oz) | $ / oz					19.38								20.70
Exchange rate (R/USD)	16.22			15.35								14.51